Unearned Revenues - Additional Information (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue [Abstract]
Deferred revenue, current	R$ 266,661	R$ 139,012	R$ 148,504
Deferred revenue, non current	R$ 1,727,469	R$ 1,633,816	R$ 1,724,428